Founder Preferred Shares Dividend Reserve (Details) € in Millions		9 Months Ended	12 Months Ended
	Jan. 02, 2018 $ / shares shares	Sep. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 $ / shares	Sep. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of classes of share capital [line items]
Preference Shares, Dividend Payment Terms, Weighted Average Share Price, Minimum Term Required		10 days	10 days
Equity attributable to owners of parent		€ 2,003.9	€ 1,852.6		€ 1,818.8	€ 1,902.5
Percentage increase in dividend price	20.00%	20.00%
Dividends recognised as distributions to owners per share | $ / shares	$ 16.6516			$ 11.4824
Preferred share dividend equivalent (in shares)		140,220,619
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price		20.00%
Founder preferred shares annual dividend amount (in shares) | shares	8,705,890
Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity attributable to owners of parent		€ 372.6	493.4		€ 493.4	€ 493.4
Founder preferred shares dividend reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Equity attributable to owners of parent		€ 372.6	€ 493.4